The Glenmede Fund, Inc.

Large Cap Value Portfolio (GTMEX)

Equity Income Portfolio (GEQIX)

Supplement dated December 14, 2020 to the

Summary Prospectuses and Equity Prospectus, each dated February 28, 2020

Effective immediately, John R. Kichula and Mark Livingston have replaced Wade Wescott as the portfolio managers of the Large Cap Value Portfolio and Equity Income Portfolio. Accordingly, effective immediately, the Large Cap Value Portfolio Summary Prospectus, the Equity Income Portfolio Summary Prospectus and the Equity Prospectus (the “Prospectus”) are revised as follows:

The section entitled “Portfolio Manager” on page 3 of the Large Cap Value Portfolio Summary Prospectus and the sub-section entitled “Portfolio Manager” of the “Summary Section” of the Large Cap Value Portfolio on page 48 of the Prospectus are hereby deleted in their entirety and replaced with the following:

Portfolio Managers: John R. Kichula, CFA, Director of Fundamental Equity Research of the Advisor, and Mark Livingston, CFA, Portfolio Manager of the Advisor, have managed the Portfolio since December 2020.

The section entitled “Portfolio Manager” on page 3 of the Equity Income Portfolio Summary Prospectus and the sub-section entitled “Portfolio Manager” of the “Summary Section” of the Equity Income Portfolio on page 51 of the Prospectus are hereby deleted in their entirety and replaced with the following:

Portfolio Managers: John R. Kichula, CFA, Director of Fundamental Equity Research of the Advisor, and Mark Livingston, CFA, Portfolio Manager of the Advisor, have managed the Portfolio since December 2020.

In the sub-section entitled “Investment Advisor” of the section entitled “Additional Information About Management of the Portfolios” of the Prospectus, second full paragraph on page 90 is hereby deleted in its entirety and the fifth paragraph on page 89 is hereby deleted in its entirety and replaced with the following:

John R. Kichula, CFA, Director of Fundamental Equity Research of the Advisor and Mark Livingston, CFA, Portfolio Manager of the Advisor are primarily responsible for the management of the Strategic Equity Portfolio, Large Cap Value Portfolio and Equity Income Portfolio. Mr. Kichula joined the Glenmede Trust in 2002 where he worked as a research analyst. Mr. Livingston conducts equity research primarily focusing on companies in the consumer discretionary and industrial sectors. Prior to joining the Advisor in 2010, Mr. Livingston was an Associate Director of Equity Research at UBS, focusing on the gaming and leisure industries. Prior to UBS, Mr. Livingston was an Associate in Equity Research at Lehman Brothers in New York City, covering the machinery industry. Mr. Kichula has managed the Strategic Equity Portfolio since 2015 and the Large Cap Value Portfolio and Equity Income Portfolio since December 2020. Mr. Livingston has managed the Strategic Equity Portfolio since 2016 and the Large Cap Value Portfolio and Equity Income Portfolio since December 2020.

The sub-section entitled “Advisor Prior Performance of the Equity Income Portfolio” of the section entitled “Additional Information About Management of the Portfolios” on pages 91-92 of the Prospectus is hereby deleted in its entirety.

Please retain this Supplement for future reference.

The Glenmede Fund, Inc.

Supplement dated December 14, 2020 to the

Statement of Additional Information (“SAI”) dated February 28, 2020

Effective immediately, John R. Kichula and Mark Livingston have replaced Wade Wescott as the portfolio managers of the Large Cap Value Portfolio and Equity Income Portfolio. Accordingly, effective immediately, all references to Wade Wescott are hereby removed and the SAI is revised as follows:

In the sub-section entitled “Portfolio Managers” of the section entitled “Investment Advisory and Other Services” on pages 54-55 of the SAI, the information in the table setting forth the dollar range of equity securities beneficially owned by the portfolio manager of the Large Cap Value Portfolio and Equity Income Portfolio is hereby deleted and replaced with the following:

Portfolio/Portfolio Manager	Dollar Range of Shares Beneficially Owned
Large Cap Value Portfolio
John R. Kichula*	None
Mark Livingston, CFA*	$10,001 - $50,000

Equity Income Portfolio
John R. Kichula*	None
Mark Livingston, CFA*	None

*	The dollar range of equity securities beneficially owned by each of Mr. Kichula and Mr. Livingston in the Large Cap Value Portfolio and Equity Income Portfolio is as of December 1, 2020.

Please retain this Supplement for future reference.